Financial information by segment, Revenues and Further Adjusted EBITDA (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2018 USD ($) Customer	Sep. 30, 2017 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	4	4
Revenue	$ 836,925	$ 775,179
Further Adjusted EBITDA	$ 708,361	$ 623,927
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3	3
Revenue	$ 652,135	$ 594,476
Further Adjusted EBITDA	$ 565,915	$ 462,607
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	1
Revenue	$ 95,355	$ 89,653
Further Adjusted EBITDA	71,724	79,969
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	71,920	71,064
Further Adjusted EBITDA	60,447	68,649
Water [Member]
Financial information by segment [Abstract]
Revenue	17,515	19,986
Further Adjusted EBITDA	10,275	12,702
North America [Member]
Financial information by segment [Abstract]
Revenue	294,625	270,037
Further Adjusted EBITDA	272,157	243,289
South America [Member]
Financial information by segment [Abstract]
Revenue	91,807	90,005
Further Adjusted EBITDA	76,234	84,174
EMEA [Member]
Financial information by segment [Abstract]
Revenue	450,493	415,137
Further Adjusted EBITDA	$ 359,970	$ 296,464